UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   September 18, 2025 to October 20, 2025

Commission File Number of issuing entity:  333-255934-05

Central Index Key Number of issuing entity:  0001972920

BMO 2023-C5 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-255934

Central Index Key Number of depositor:  0001861132

BMO Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000109380

Zions Bancorporation, N.A.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001722518

BSPRT CMBS Finance, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001840727

3650 Real Estate Investment Trust 2 LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG
(Exact name of sponsor as specified in its charter)

Paul Vanderslice (212) 885-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

37-2078925
38-4258192
38-4258193
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-4			X
A-5			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note:

This Form 10-D/A amends the registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on November 3, 2025 (SEC Accession No. 0001888524-25-019458) (the “Original 10-D”). The purpose of this amendment is to (a) amend the distribution report filed as Exhibit 99.1 to the Original 10-D to include updated reporting for the October 2025 reporting period in order to correct a backdated curtailment for Loan ID 30509753 and (b) to correct the Unscheduled Principal Collected Amount with respect to Asset Number 11 contained in the Asset Data File filed as Exhibit 102 to the Original 10-D. Total additional funds to be distributed is $566,262.94 which is a 14.84% increase over the original distribution amount. Effective upon the filing of this Form 10-D/A, the distribution report and the Asset Data File filed as Exhibit 99.1 and Exhibit 102, respectively, to the Original 10-D are replaced and superseded in their entirety with the corrected distribution report and Asset Data File attached to this Form 10-D/A as Exhibit 99.1 and Exhibit 102, respectively.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 20, 2025 a distribution was made to holders of the certificates issued by BMO 2023-C5 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the BMO 2023-C5 Mortgage Trust in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on October 20, 2025

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
3	7.69%	0	N/A

No assets securitized by BMO Commercial Mortgage Securities LLC (the "Depositor") and held by BMO 2023-C5 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from September 18, 2025 to October 20, 2025.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 ("Rule 15Ga-1") on February 7, 2025. The CIK number of the Depositor is 0001861132.

Bank of Montreal one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2025. The Central Index Key number for Bank of Montreal is 0000927971.

Citi Real Estate Funding Inc. ("CREFI") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2025. The Central Index Key number for CREFI is 0001701238.

KeyBank National Association ("KeyBank") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 14, 2025. The Central Index Key number for KeyBank is 0001089877.

Zions Bancorporation, N.A. one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 6, 2025. The CIK number of Zions Bancorporation, N.A. is 0000109380.

BSPRT CMBS Finance, LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 14, 2025. The Central Index Key number for BSPRT CMBS Finance, LLC is 0001722518.

3650 Real Estate Investment Trust 2 LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 14, 2025. The Central Index Key number for 3650 Real Estate Investment Trust 2 LLC is 0001840727.

Starwood Mortgage Capital LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 23, 2025. The Central Index Key number for Starwood Mortgage Capital LLC is 0001548405.

German American Capital Corporation ("GACC") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2025. The Central Index Key number for GACC is 0001541294.

UBS AG ("UBS AG") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2025. The Central Index Key number for UBS AG is 0001685185.

Item 1A. Asset-Level Information.

Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE/A filed on December 2, 2025 under Commission File No. 333-255934-05 and incorporated by reference herein).

Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE/A filed on December 2, 2025 under Commission File No. 333-255934-05 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for BMO 2023-C5 Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	09/17/2025	$188,274.37
Current Distribution Date	10/20/2025	$634,153.33

Whole Loan Custodial Account(s) (Brier Creek Commons Whole Loan, Hyatt Regency Indianapolis Whole Loan,?Cross Island Plaza Whole Loan, Jaylor - Burger King Portfolio Whole Loan and Orizon Aerostructures Whole Loan)

Prior Distribution Date	09/17/2025	$0.00
Current Distribution Date	10/20/2025	$0.00

REO Account
Prior Distribution Date	09/17/2025	$0.00
Current Distribution Date	10/20/2025	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BMO 2023-C5 Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	09/17/2025	$7,555.86
Current Distribution Date	10/20/2025	$7,309.70

Interest Reserve Account
Prior Distribution Date	09/17/2025	$0.00
Current Distribution Date	10/20/2025	$0.00

Excess Liquidation Proceeds Reserve Account
Prior Distribution Date	09/17/2025	$0.00
Current Distribution Date	10/20/2025	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended monthly report distributed to holders of the certificates issued by BMO 2023-C5 Mortgage Trust, relating to the October 20, 2025 distribution.

(102) Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE/A filed on December 2, 2025 under Commission File No. 333-255934-05  and incorporated by reference herein).

(103) Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE/A filed on December 2, 2025 under Commission File No. 333-255934-05  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

BMO Commercial Mortgage Securities LLC
(Depositor)

/s/ Paul Vanderslice
Paul Vanderslice, Chief Executive Officer

Date: December 2, 2025